(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Net loss attributable to Golar LNG Limited stockholders - basic and diluted	(259,881)	(154,423)
The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Weighted average number of common shares outstanding	94,495	100,802

Loss per share are as follows:

	Six months ended June 30,
	2020	2019
Basic and diluted	$(2.75)	$(1.53)